Derivative Financial Instruments for Hedging Purposes - Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inflows:
Cash inflows	$ 2,273,618	$ 2,295,062
Outflows:
Net cash flows
Cross Currency Swap [Member]
Outflows:
Cash outflows	(2,273,618)	(2,295,062)
Demand [Member]
Inflows:
Cash inflows
Outflows:
Net cash flows
Demand [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows
Up to 1 months [Member]
Inflows:
Cash inflows	1,588	1,506
Outflows:
Net cash flows
Up to 1 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(1,588)	(1,506)
Over 1 month and up to 3 months [Member]
Inflows:
Cash inflows	2,804	1,834
Outflows:
Net cash flows
Over 1 month and up to 3 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(2,804)	(1,834)
Over 3 months and up to 12 months [Member]
Inflows:
Cash inflows	306,543	182,057
Outflows:
Net cash flows
Over 3 months and up to 12 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(306,543)	(182,057)
Over 1 year and up to 3 years [Member]
Inflows:
Cash inflows	377,477	328,074
Outflows:
Net cash flows
Over 1 year and up to 3 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(377,477)	(328,074)
Over 3 years and up to 5 years [Member]
Inflows:
Cash inflows	304,794	467,263
Outflows:
Net cash flows
Over 3 years and up to 5 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(304,794)	(467,263)
Over 5 years [Member]
Inflows:
Cash inflows	1,280,412	1,314,328
Outflows:
Net cash flows
Over 5 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	$ (1,280,412)	$ (1,314,328)